Convertible Debentures - Schedule of Convertible Debentures (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Convertible Debentures [Line Items]
Convertible promissory note		$ 838,192	$ 1,011,166
Herald Investment Management Limited [Member]
Schedule of Convertible Debentures [Line Items]
Convertible promissory note	$ 700,000	663,628	417,055
1800 Diagonal Lending LLC [Member]
Schedule of Convertible Debentures [Line Items]
Convertible promissory note	187,041	174,564
Jeffrey Gardner [Member]
Schedule of Convertible Debentures [Line Items]
Convertible promissory note			125,000
James Marsh [Member]
Schedule of Convertible Debentures [Line Items]
Convertible promissory note			125,000
Roger Ponder [Member]
Schedule of Convertible Debentures [Line Items]
Convertible promissory note			23,894
Kings Wharf Opportunities Fund, LP [Member]
Schedule of Convertible Debentures [Line Items]
Convertible promissory note			268,106
Mast Hill Fund, L.P. [Member]
Schedule of Convertible Debentures [Line Items]
Convertible promissory note			36,555
FirstFire Global Opportunities Fund, LLC [Member]
Schedule of Convertible Debentures [Line Items]
Convertible promissory note			15,556
Convertible Debt [Member]
Schedule of Convertible Debentures [Line Items]
Less: Current portion of convertible debentures, net of debt discount/premium	(1,967,453)	(838,192)	(326,005)
Convertible debentures, net of current portion, net of debt discount			$ 685,161